GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill balances and adjustments to those balances

The following table presents goodwill balance and adjustments to those balances during the year ended December 31, 2021:

			Foreign
			Currency
	December 31,	Goodwill	Translation	December 31,
	2020	Acquired	Adjustments	2021
Total goodwill	$22,541	—	(1,414)	$21,127

Schedule of composition of intangible assets, grouped by major classifications

	December 31,
	2021	2020
Internal use software	$55,164	$40,663
Developed technology	15,259	16,178
Intangible assets	70,423	56,841
Accumulated amortization	(32,894)	(22,426)
Intangible assets, net	$37,529	$34,415